UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2006
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  405 Lexington Ave

	  52nd Floor
          New York, NY 10174

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 646-563-7610

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  August 14, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

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Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 16
Form 13F Information Table Value Total:  $700,845
						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
ACCREDITED HOME LENDERS		COM		00437P107	 27,534 575900	SH		SOLE		575900
CAPITAL ONE FINANCIAL CORP	COM		14040H105	 76,871 899600	SH		SOLE		899600
COMPUCREDIT CORP		COM		20478N100	 124,4383237210	SH		SOLE		3237210
ENCORE CAPITAL GROUP INC	COM		292554102	 40,117 3269500	SH		SOLE		3269500
FIRST ACCEPTANCE CORP		COM		318457108	 25,895 2198200	SH		SOLE		2198200
FIRST MARBLEHEAD CORP		COM		320771108	 152,3542675700	SH		SOLE		2675700
HIGHBURY FINANCIAL INC		COM		42982Y109	 1,650 	300000	SH		SOLE		300000
MONTPELIER RE HLDGS LTD		COM		G62185106	 103,0815961900	SH		SOLE		5961900
MRU HLDG INC			COM		55348A102	 1,189 	201500	SH		SOLE		201500
NETBANK INC			COM		640933107	 7,008 	1056990	SH		SOLE		1056990
NEW CENTURY FINANCIAL		COM		6435EV108	 6,863 	150000	SH		SOLE		150000
PORTFOLIO RECOVERY ASSOCIATES	COM		73640Q105	 26,366 576947	SH		SOLE		576947
PRIMUS GUARANTY LTD		COM		G72457107	 30,095 2711300	SH		SOLE		2711300
RENAISSANCERE HOLDINGS LTD	COM		G7496G103	 74,144 1530000	SH		SOLE		1530000
TENNESSEE COMMERCE BANCORP INC	COM		88043P108	 2,700 	150000	SH		SOLE		150000
WTS HIGHBURY FINANCIAL INC	COM		42982Y117	 540 	600000	SH		SOLE		600000


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